SUBSEQUENT EVENTS (Narrative) (Details) - Subsequent Event [Member] - Lioli [Member] $ in Millions	Mar. 10, 2022 USD ($) shares
Subsequent Event [Line Items]
Purchased additional shares | shares	9,870,000
Purchased additional share amount | $	$ 2.5
Ownership interest, percentage	60.40%